Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 150,612	$ 142,450
Derivative liabilities	163,763	142,629
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	150,612	142,450
Derivative liabilities	163,763	142,629
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	38	65
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	392	409
Derivative liabilities	$ 1,221	$ 1,555